Financial assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Financial assets and liabilities
Schedule of net external debt

	At December 31,
	2020	2019
	$'m	$'m
Loan notes	6,483	5,529
Other borrowings	378	381
Net borrowings	6,861	5,910
Cash and cash equivalents	(1,267)	(614)
Derivative financial instruments used to hedge foreign currency and interest rate risk	105	32
Net debt	5,699	5,328

Schedule of net debt and available liquidity

At December 31, 2020, the Group’s net debt and available liquidity was as follows:

		Maximum	Final
		amount	maturity	Facility			Undrawn
Facility	Currency	drawable	date	type	Amount drawn		amount
		Local			Local
		currency			currency	$'m	$'m
		m			m
5.250% Senior Secured Notes	USD	700	30-Apr-25	Bullet	700	700	–
4.125% Senior Secured Notes	USD	1,215	15-Aug-26	Bullet	1,215	1,215	–
2.125% Senior Secured Notes	EUR	439	15-Aug-26	Bullet	439	539	–
2.125% Senior Secured Notes	EUR	790	15-Aug-26	Bullet	790	969	–
6.000% Senior Notes	USD	800	15-Feb-25	Bullet	800	826	–
4.750% Senior Notes	GBP	400	15-Jul-27	Bullet	400	546	–
5.250% Senior Notes	USD	800	15-Aug-27	Bullet	800	800	–
5.250% Senior Notes	USD	1,000	15-Aug-27	Bullet	1,000	1,000	–
Global Asset Based Loan Facility	USD	599	07-Dec-22	Revolving	–	–	599
Lease obligations	Various	–		Amortising	–	366	–
Other borrowings/credit lines	Various	–	Rolling	Amortising	–	14	1
Total borrowings / undrawn facilities						6,975	600
Deferred debt issue costs and bond discounts/bond premium						(114)	–
Net borrowings / undrawn facilities						6,861	600
Cash and cash equivalents						(1,267)	1,267
Derivative financial instruments used to hedge foreign currency and interest rate risk						105	–
Net debt / available liquidity						5,699	1,867

At December 31, 2019, the Group’s net debt and available liquidity was as follows:

		Maximum	Final
		amount	maturity	Facility			Undrawn
Facility	Currency	drawable	date	type	Amount drawn		amount
		Local			Local	$'m	$'m
		currency			currency
		m			m
2.750% Senior Secured Notes	EUR	741	15-Mar-24	Bullet	741	832	–
4.250% Senior Secured Notes	USD	695	15-Sep-22	Bullet	695	695	–
2.125% Senior Secured Notes	EUR	439	15-Aug-26	Bullet	439	493	–
4.125% Senior Secured Notes	USD	500	15-Aug-26	Bullet	500	500	–
4.750% Senior Notes	GBP	400	15-Jul-27	Bullet	400	528	–
6.000% Senior Notes	USD	1,700	15-Feb-25	Bullet	1,700	1,708	–
5.250% Senior Notes	USD	800	15-Aug-27	Bullet	800	800	–
Global Asset Based Loan Facility	USD	663	07-Dec-22	Revolving	–	–	663
Lease obligations	Various	–		Amortizing	–	364	–
Other borrowings/credit lines	EUR/USD	–	Rolling	Amortizing	–	22	1
Total borrowings / undrawn facilities						5,942	664
Deferred debt issue costs and bond premium						(32)	–
Net borrowings / undrawn facilities						5,910	664
Cash and cash equivalents						(614)	614
Derivative financial instruments used to hedge foreign currency and interest rate risk						32	–
Net debt / available liquidity						5,328	1,278

Schedule of movement in net debt

	2020	2019
	$'m	$'m
Net increase in cash and cash equivalents per consolidated statement of cash flows	(653)	(84)
Increase/(decrease) in net borrowings and derivative financial instruments	1,024	(2,050)
Increase/(decrease) in net debt	371	(2,134)
Net debt at January 1,	5,328	7,462
Net debt at December 31,	5,699	5,328

Schedule of maturity analysis of borrowings

	At December 31,
	2020	2019
	$'m	$'m
Within one year or on demand	—	—
Between one and three years	—	695
Between three and five years	1,526	832
Greater than five years	5,069	4,029
Total Senior Secured Notes and Senior Notes	6,595	5,556

	At December 31,
	2020	2019
	$'m	$'m
Within one year or on demand	97	95
Between one and three years	113	802
Between three and five years	1,588	900
Greater than five years	5,177	4,145
Total borrowings	6,975	5,942
Deferred debt issue costs and bond discounts/bond premium	(114)	(32)
Net Borrowings	6,861	5,910

Schedule of contracted undiscounted cash flows of lease liabilities

	2020	2019
	$'m	$'m
Not later than one year	99	88
Later than one year and not later than five years	212	219
Later than five years	152	159
	463	466

Schedule of contracted undiscounted cash flows of financial liabilities

		Derivative	Trade and
		financial	other
	Borrowings	instruments	payables
At December 31, 2020	$'m	$'m	$'m
Within one year or on demand	402	104	1,449
Between one and three years	714	26	—
Between three and five years	2,112	—	—
Greater than five years	5,467	—	—

		Derivative	Trade and
		financial	other
	Borrowings	instruments	payables
At December 31, 2019	$'m	$'m	$'m
Within one year or on demand	363	17	1,519
Between one and three years	1,328	9	—
Between three and five years	1,345	35	—
Greater than five years	4,426	—	—

Schedule of carrying amount and fair value of borrowings excluding lease obligations

	Carrying value
		Deferred debt
	Amount	issue costs and
	drawn	premium	Total	Fair value
At December 31, 2020	$'m	$'m	$'m	$'m
Loan notes	6,595	(112)	6,483	6,784
Global Asset Based Loan Facility and other borrowings	14	(2)	12	14
	6,609	(114)	6,495	6,798

	Carrying value
		Deferred debt
	Amount	issue costs and
	drawn	premium	Total	Fair value
At December 31, 2019	$'m	$'m	$'m	$'m
Loan notes	5,556	(27)	5,529	5,752
Global Asset Based Loan Facility and other borrowings	22	(5)	17	22
	5,578	(32)	5,546	5,774

Schedule of effective interest rates

	2020			2019
	USD	EUR	GBP	USD	EUR	GBP
5.250% Senior Secured Notes due 2025	5.32%	—	—	—	—	—
4.125% Senior Secured Notes due 2026	4.32%	—	—	4.37%	—	—
2.125% Senior Secured Notes due 2026	—	2.33%	—	—	2.33%	—
2.125% Senior Secured Notes due 2026	—	3.29%	—
6.000% Senior Notes due 2025	5.97%	—	—	6.14%	—	—
4.750% Senior Notes due 2027	—	—	4.99%	—	—	4.99%
5.250% Senior Notes due 2027	5.50%	—	—	5.50%	—	—
5.250% Senior Notes due 2027	6.42%	—	—	—	—	—
2.750% Senior Secured Notes due 2024	—	—	—	—	2.92%	—
4.250% Senior Secured Notes due 2022	—	—	—	4.52%	—	—
	Various Currencies
Lease obligations		5.27%			4.77%

Schedule of net borrowings in denominated currencies

	At December 31,
	2020	2019
	$'m	$'m
Euro	1,549	1,411
U.S. dollar	4,687	3,909
British pound	583	559
Other	42	31
	6,861	5,910

Schedule of undrawn borrowing facilities

	At December 31,
	2020	2019
	$'m	$'m
Expiring within one year	1	1
Expiring beyond one year	599	663
	600	664

Schedule of fair value of financial instruments

	Assets		Liabilities
		Contractual		Contractual
		or notional		or notional
	Fair values	amounts	Fair values	amounts
	$'m	$'m	$'m	$'m
Fair value derivatives
Metal forward contracts	29	233	6	113
Cross currency interest rate swaps	10	233	115	1,300
Forward foreign exchange contracts	5	356	9	326
NYMEX gas swaps	1	12	—	10
At December 31, 2020	45	834	130	1,749

	Assets		Liabilities
		Contractual		Contractual
		or notional		or notional
	Fair values	amounts	Fair values	amounts
	$'m	$'m	$'m	$'m
Fair value derivatives
Metal forward contracts	4	100	10	252
Cross currency interest rate swaps	3	600	35	913
Forward foreign exchange contracts	—	31	13	351
NYMEX gas swaps	—	3	3	24
At December 31, 2019	7	734	61	1,540